Earnings Per Share (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Numerators:
Income attributable to the Company	$ 272,974,000	$ 269,862,000	$ 760,997,000	$ 929,697,000
Less: Dividend preference on Preference shares		25,000		76,000
Income available to all classes of shares	272,974,000	269,837,000	760,997,000	929,621,000
Denominators:
Weighted average number of ordinary shares outstanding	301,310,149	301,531,173	302,158,886	300,720,312
Weighted average number of preference shares outstanding	0	3,971,607	2,590,857	3,968,082
Total weighted average shares outstanding	301,310,149	305,502,780	304,749,743	304,688,394
Potentially dilutive Ordinary shares	445,648	2,008,318	637,188	1,740,599
Potentially dilutive Preference shares	0	17,392	0	17,209
Total weighted average Ordinary shares outstanding assuming dilution	301,755,797	303,539,491	302,796,074	302,460,911
Total weighted average Preference shares outstanding assuming dilution	0	3,988,999	2,590,857	3,985,291
Basic income per Ordinary share	0.91	0.88	2.50	3.05
Fully diluted income per Ordinary share	$ 0.90	$ 0.88	$ 2.49	$ 3.03